Provisions	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Provisions
Provisions

(In $ million)	Asset retirement obligations	Restructuring	Workers’ compensation	Other	Total
Balance as of December 31, 2017	44	19	42	23	128
Provisions made	—	16	13	10	39
Provisions used	—	(16)	(15)	(6)	(37)
Provisions reversed	—	(5)	(1)	(1)	(7)
Other	1	—	(2)	1	—
Balance as of December 31, 2018	45	14	37	27	123
Current	5	11	11	16	43
Non-current	40	3	26	11	80
Total provisions as of December 31, 2018	45	14	37	27	123
Current	2	13	13	11	39
Non-current	42	6	29	12	89
Total provisions as of December 31, 2017	44	19	42	23	128

Other provisions

Other provisions as of December 31, 2018 included $6 million of environmental remediation programs (2017: $7 million).